Pension Plans And Other Post-Retirement Benefits (Schedule Of Benefit Payments Of Expected Future Service) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 9,933
2013	10,692
2014	11,520
2015	12,302
2016	13,110
2017 - 2021	79,950
Other Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	1,605
2013	1,797
2014	2,069
2015	2,275
2016	2,520
2017 - 2021	$ 15,761